INCOME TAXES - Reconciliations of the Differences Between the Hong Kong Statutory Income Tax Rate and the Group's Effective Income Tax Rate (Details) - USD ($) $ in Thousands	12 Months Ended
	Dec. 31, 2024	Dec. 31, 2023	Dec. 31, 2022
INCOME TAXES
Loss before income tax	$ (49,696)	$ (82,217)	$ (141,100)
Income tax computed at Hong Kong statutory income tax rate	(8,200)	(13,566)	(23,282)
Effect of tax rates in foreign jurisdictions	(80)	(3,215)	(4,383)
Non-deductible expenses	80	9,681	18,635
Net operating losses	(5,155)
Intangible assets	1,784	0	0
Tax credits	(4,534)	0	0
Other	292	5,110	(6,382)
Changes in valuation allowance	15,813	1,990	15,514
Income tax expense (benefit)	$ 0	$ 0	$ (103)